Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Procedures
In accordance with Item 402(x) of Regulation
S-K,
we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of material non-public
information. Although we do not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates, our Compensation Committee and Board have adopted a policy with respect to the grant of stock options and other equity incentive awards that generally prohibits the grant of stock options or other equity awards to executive officers during closed quarterly trading windows (as determined in accordance with our insider trading policy). Our insider trading policy also prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of material non-public
information about us. Neither our Board nor our Compensation Committee takes material non-public
information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public
information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule.

Award Timing Method	Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither our Board nor our Compensation Committee takes material non-public
information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public
information for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false